Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 1
Available-for-sale securities, One to five years, Cost basis	178
Available-for-sale securities, Six to ten years, Cost basis	92
Available-for-sale securities, Due after ten years, Cost basis	6
Available-for-sale securities, Total Cost basis	277
Available-for-sale securities, Less than one year, Fair value	1
Available-for-sale securities, One to five years, Fair value	181
Available-for-sale securities, Six to ten years, Fair value	94
Available-for-sale securities, Due after ten years, Fair value	7
Available-for-sale securities, Total Fair value	283
Available-for-sale marketable securities pledged as collateral	$ 66	$ 66